Organization and Nature of Operations (Details) $ / shares in Units, $ / shares in Units, $ in Thousands				12 Months Ended
		Feb. 08, 2023 USD ($) $ / shares shares	Apr. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Oct. 11, 2025	Feb. 26, 2025	Dec. 31, 2024 $ / shares	Nov. 08, 2024 $ / shares	Jul. 29, 2024	Mar. 12, 2024 $ / shares	Dec. 15, 2021 USD ($) $ / shares	Apr. 28, 2021 HKD ($) $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Incorporated date				Apr. 13, 2016
Authorized share capital			$ 50,000,000									$ 50,000
Divided share capital | shares			5,000,000
Ordinary shares, par value | $ / shares												$ 0.01
Unissued shares | shares			5,000,000									5,000,000
Par value (in Dollars per share) | $ / shares								$ 0.00004		$ 0.00004
Share Issuance, description				(a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00004 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.00004, each in accordance with section 13 of the Cayman Islands Companies Act.
Net proceeds (in Dollars) | $		$ 14,098,140
Incurred a net loss (in Dollars) | $				$ 21,788,012
Operating activities (in Dollars) | $				6,643,901
Cash (in Dollars) | $				26,913,535
Working capital (in Dollars) | $				$ 31,485,947
Share Capital of Lichen [Member]
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital | $												$ 50,000
Bondly HKMember
Organization and Nature of Operations (Details) [Line Items]
Equity interest						40.00%			60.00%
Lichen Zixun [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest					55.00%
Hong Kong [Member]
Organization and Nature of Operations (Details) [Line Items]
Divided shares | shares			5,000,000									5,000,000
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value (in Dollars per share) | $ / shares											$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value (in Dollars per share) | $ / shares											$ 0.00004
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital | $			$ 50,000,000								$ 50,000,000
Ordinary shares, par value | $ / shares			$ 0.0001
Divided shares | shares			400,000,000									400,000,000
Ordinary shares | shares		600,000	5,400,000
Per share (in Dollars per share) | $ / shares			$ 0.0001
Issuance of ordinary shares | shares			5,400,000									5,400,000
Par value (in Dollars per share) | $ / shares	[1]			$ 0.008			$ 0.008
Ordinary shares par value (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 16,000,000
Class A Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares | shares			400,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, par value | (per share)			$ 0.0001									$ 0.01
Ordinary shares | shares			100,000,000
Per share (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares | shares			100,000,000									100,000,000
Issuance of ordinary shares | shares			3,600,000									3,600,000
Par value (in Dollars per share) | $ / shares	[1]			$ 0.008			$ 0.008
Class B Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares | shares			3,600,000
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares | shares		4,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00004
Lichen China Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Interests in subsidiaries				100.00%

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.